UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Arkansas (0.2%)

Rogers, Rev. Bonds (Sales and Use Tax), 3 3/4s, 11/1/34	AA	$150,000	$151,505

			151,505
California (1.0%)

CA State G.O. Bonds, 5 1/4s, 2/1/29	A1	700,000	841,057

			841,057
Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	750,000	839,490

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	158,691

			998,181
Michigan (86.0%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	185,000	193,538

Ann Arbor, School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/29	Aa1	565,000	669,768

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,539,869

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	250,000	230,338

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A-	1,500,000	1,490,235

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA-	1,000,000	1,271,210
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A	1,075,000	1,095,995

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,300,000	1,501,110

Eaton Rapids Pub. Schools G.O. Bonds
Q-SBLF, 4s, 5/1/17	AA-	595,000	659,522
Ser. D, Q-SBLF, 4s, 5/1/16	AA-	500,000	546,150

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,089,030

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	Aa2	1,425,000	1,655,380

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	353,538

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	BB-/P	275,000	275,393

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21 (Prerefunded 5/1/14)	Aa2	2,000,000	2,109,540

Grand Rapids, Rev. Bonds
(Sanitation Swr. Syst.), 5s, 1/1/37	Aa1	300,000	345,192
(San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	547,730

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	574,805

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA-	2,000,000	2,189,976

Kentwood Pub. Schools G.O. Bonds, 4s, 5/1/14	AA-	350,000	363,391

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	350,000	374,458

Lake Superior State U. Rev. Bonds, AGM, 4s, 11/15/18	AA-	500,000	542,330

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3	1,000,000	1,143,120

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,640,000	1,817,924

MI Higher Ed. Fac. Auth. Rev. Bonds
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,076,110
(Kalamazoo College), 5s, 12/1/33 (Prerefunded 12/1/17)	AAA/P	500,000	599,780

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.11s, 11/1/36	VMIG1	3,520,000	3,520,000

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	583,935

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	700,000	793,849

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,372,360
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	1,027,005

MI State Fin. Auth. Rev. Bonds
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/23	Aaa	750,000	795,863
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa	500,000	566,590

(Unemployment Oblig. Assmt.), Ser. A, 4s, 1/1/15	Aaa	1,000,000	1,065,670
(Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,144,440

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,144,110
(Holland Cmnty. Hosp.), Ser. A, 5 3/4s, 1/1/21 (Prerefunded 1/1/14)	A+	1,000,000	1,045,140
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A2	1,500,000	1,586,415
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	1,065,260
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,165,930
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	911,411

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA	750,000	762,008

MI State Strategic Fund Ltd. Mandatory Put Bonds (Dow Chemical)
(6/2/14) Ser. A-1, 6 3/4s, 6/2/14	Baa2	200,000	214,384
(6/1/13) Ser. A-2, 5 1/2s, 12/1/28	Baa2	635,000	642,207

MI State Strategic Fund Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A1	1,500,000	1,975,680
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA-	1,500,000	1,723,140

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Evangelical Homes of MI), 5 1/4s, 6/1/32	BB+/F	400,000	403,756
(Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	874,103

MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc.), 4 1/2s, 12/1/13	BBB	1,000,000	1,029,150

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,793,260

MI State Trunk Line Fund Rev. Bonds
5s, 11/15/20	AA+	500,000	624,655
3s, 11/15/14	AA+	100,000	104,421

MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,202,030

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	B-	1,000,000	920,740
6s, 6/1/34	B-	1,250,000	1,174,313

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	BBB	500,000	538,290

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA-	1,000,000	1,117,840

Oakland Cnty., Bldg. Auth. Rev. Bonds, 3s, 11/1/17	Aaa	600,000	654,450

Oakland U. Rev. Bonds, 5s, 3/1/37	A1	500,000	549,320

Plymouth, Charter Twp. G.O. Bonds, 4s, 7/1/25	AA	1,000,000	1,094,390

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	Aa2	1,500,000	1,661,670

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	1,070,740

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	400,000	407,112

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	480,000	545,122

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	1,086,770
Ser. C, 5s, 12/1/22	A2	1,000,000	1,149,830

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	Aa2	1,000,000	1,163,600

Western MI U. Rev. Bonds, 5 1/4s, 11/15/40	A1	500,000	570,310

Whitmore Lake, Pub. School Dist. G.O. Bonds, NATL, FGIC, Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA-	125,000	125,936

Zeeland, Pub. Schools G.O. Bonds, AGM, 4s, 5/1/17	AA-	250,000	275,085

			70,497,722
Puerto Rico (9.7%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	BBB	1,000,000	1,058,250
Ser. A, FGIC, 5 1/2s, 7/1/21	BBB	500,000	541,935
(Pub. Impt.), NATL, 5 1/2s, 7/1/13	Baa2	1,000,000	1,011,630
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded 7/1/16)	AA+	340,000	393,264
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	BBB	210,000	212,663
Ser. A, 5 1/4s, 7/1/26	BBB	500,000	508,485

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	BBB-	600,000	616,128

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	950,000	950,038

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	1,092,930

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	Baa2	500,000	526,170
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	BBB	1,000,000	1,022,570

			7,934,063
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	380,000	423,529
5s, 10/1/25	Baa2	200,000	221,904

			645,433
TOTAL INVESTMENTS

Total investments (cost $74,520,516)(b)			$81,067,961

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $81,965,936.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $74,509,356, resulting in gross unrealized appreciation and depreciation of $6,645,128 and $86,523, respectively, or net unrealized appreciation of $6,558,605.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	15.2%
	Health care	14.9
	State Government	14.3
	Local Government	13.7
	Utilities	12.7
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	16.1%
	NATL	14.2
	Q-SBLF	12.6
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$81,067,961	$—

Totals by level	$—	$81,067,961	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013